UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Harris Goldblat

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin ClearBridge Enhanced Income ETF
YLDE | The Nasdaq Stock Market LLC
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin ClearBridge Enhanced Income ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin ClearBridge Enhanced Income ETF	$50	0.47%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin ClearBridge Enhanced Income ETF returned 11.64%. The Fund compares its performance to the S&P 500 Index and the CBOE S&P 500 BuyWrite Index, which returned 17.80% and 11.35%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
ExxonMobil, in the energy sector, is an oil and gas exploration and production company which outperformed amid a rotation into the energy sector in the first quarter and higher oil prices due to the war in the Middle East in March 2026.

↑
Oracle, in the information technology (IT) sector, is the world’s third-largest supplier of enterprise software and cloud services. The company saw its share price lifted amid a combination of strong quarterly earnings, surging cloud and artificial intelligence (AI) momentum and news of a significant new cloud service contract to begin implementation in 2028.

↑
Williams Companies, in the energy sector, is a natural-gas-focused midstream energy company. Shares were higher as it continued to perform well in a strengthening market for natural gas. Shares also strengthened due to positive sentiment on the AI growth opportunity for natural gas pipeline companies; in 2026, the company announced several new projects including another behind-the-meter power project, serving data centers.

Top detractors from performance:
↓
Nvidia, a semiconductor company in the IT sector, performed well on surging AI demand; the stock does not meet the Fund’s requirements for dividend-paying companies and is not eligible for ownership in the Strategy.

↓
An underweight to Alphabet, in the communication services sector, was a relative headwind. Alphabet’s success with its Google Gemini chatbot and TPU chips for AI workloads boosted its shares in 2025, while the Department of Justice antitrust case concluded with less onerous penalties than feared, lifting sentiment.

↓	Increasing competitive dynamics in the wireless industry weighed on T-Mobile, the largest U.S. wireless carrier, in the communication services sector.
Franklin ClearBridge Enhanced Income ETF	PAGE 1	YLDE-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin ClearBridge Enhanced Income ETF 5/22/2017 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (5/22/2017)
Franklin ClearBridge Enhanced Income ETF (NAV)	11.64	10.40	11.55
Russell 3000 Index	18.09	10.87	13.28
S&P 500 Index	17.80	12.06	13.85
CBOE S&P 500 BuyWrite Index	11.35	7.92	6.60
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective February 28, 2025, the Fund changed its name and adopted the Fund’s current investment strategies.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$143,118,733
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	55
Total Management Fee Paid (based on a unitary fee)	$526,549
Portfolio Turnover Rate	40%
Franklin ClearBridge Enhanced Income ETF	PAGE 2	YLDE-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s policy to pay monthly distributions at a relatively stable level throughout each calendar year and to reflect the Fund’s decreased exposure to the financial services and information technology sectors.
Related disclosure regarding the risks of targeted distribution policies was added to the Fund’s principal risks and risks related to investing in the financial services and information technology sectors were removed as principal risks of the Fund.
Effective December 31, 2025, the investment management services provided by the Fund’s sub-adviser, Franklin Managed Options Strategies, LLC, (“Franklin MOST”) and the personnel of Franklin MOST who provided such services for the Fund, were transferred to O’Shaughnessy Asset Management, LLC (“OSAM”). On that date OSAM assumed the duties and obligations of Franklin MOST under the sub-advisory agreement between the Fund’s investment manager and Franklin MOST with respect to the Fund.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin ClearBridge Enhanced Income ETF	PAGE 3	YLDE-ATSR-0526

ClearBridge Large Cap Growth Select ETF
LRGE | The Nasdaq Stock Market LLC	Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about ClearBridge Large Cap Growth Select ETF(previously known as  ClearBridge Large Cap Growth ESG ETF)  for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ClearBridge Large Cap Growth Select ETF	$49	0.47%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, ClearBridge Large Cap Growth Select ETF returned 8.14%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 18.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
ASML, in the information technology sector (IT), is a designer of extreme ultraviolet lithography equipment for advanced semiconductor manufacturing. ASML’s stock was up significantly in the reporting period due to the massive, ongoing demand for advanced artificial intelligence (AI) chips, and improved demand environment for DRAM (memory).

↑
Taiwan Semiconductor Manufacturing Co., Ltd., in the IT sector, is the world’s largest contract manufacturer of semiconductors and holds a near monopoly in high-end chips. Shares were lifted as the company projected annual revenue growth of nearly 30%, surpassing analyst estimates and announced a large capital expenditure budget, signaling high confidence in sustained demand from the global AI boom.

↑
Eaton, in the industrials sector, is a critical player in supporting the increasing electrification of the global economy. Positive performance was driven by a rotation into industrials during the period, continued positive demand for AI and the company’s improvements in getting capacity online.

Top detractors from performance:
↓
UnitedHealth Group, in the health care sector, offers health insurance through its UnitedHealthcare segment and health services through its Optum division. The company’s stock was pressured by weak operating results due to a number of challenges in its Medicare and Optum health businesses, cost pressures and regulatory concerns.

↓
Oracle Corp., in the IT sector, is a database software provider that has transitioned into a provider of cloud services to support AI computing needs. The stock faced continued downward pressure driven by mounting investor concerns over the financing required for its aggressive AI infrastructure push and its high exposure to ChatGPT operator OpenAI.

↓
Meta Platforms, in the communication services sector, is a leading digital advertiser and developer of cloud services to support AI computing. Despite generally solid financial results, the stock was pressured by its plans to ramp up spending on AI infrastructure to stay competitive in the fast-growing AI market.

ClearBridge Large Cap Growth Select ETF	PAGE 1	LRGE-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – ClearBridge Large Cap Growth Select ETF 5/22/2017 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (5/22/2017)
ClearBridge Large Cap Growth Select ETF (NAV)	8.14	9.18	14.04
Russell 3000 Index	18.09	10.87	13.28
Russell 1000 Growth Index	18.81	12.76	16.77
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective August 1, 2025, the Fund changed its name and adopted the Fund’s current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$399,998,708
Total Number of Portfolio Holdings	28
Total Management Fee Paid (based on a unitary fee)	$1,982,786
Portfolio Turnover Rate	38%
ClearBridge Large Cap Growth Select ETF	PAGE 2	LRGE-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective August  1, 2025, the Fund’s name was changed to ClearBridge Large Cap Growth Select ETF.
In addition, effective August 1, 2025, the Fund’s principal investment strategies were revised to reflect: (i) that the Fund will no longer pursue a specific environmental, social and governance (“ESG”) strategy where ESG criteria are determinative factors for security selection, although it will continue to consider ESG criteria in its research process generally; (ii) a change to the Fund’s 80% investment policy to reflect that, under normal circumstances, the Fund seeks to meet its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities of U.S. large capitalization growth companies or other investments with similar economic characteristics; (iii) a change of the Fund’s sub-classification to a “non-diversified company” as approved by shareholders; (iv) that the Fund anticipates maintaining a more focused portfolio consisting of about 30 issuers of large capitalization growth company securities; and (v) the ability of the Fund to operate in a “manager of managers” structure, as approved by shareholders, whereby the Fund’s investment manager can appoint and replace both affiliated and unaffiliated subadvisers, and enter into, amend and terminate subadvisory agreements with such subadvisers, each subject to approval by the Fund’s Board of Trustees but without obtaining prior shareholder approval.
The Fund’s principal risks were also revised to add disclosure regarding the risks of non-diversification and to remove disclosure regarding the risks of pursing a specific ESG strategy.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Large Cap Growth Select ETF	PAGE 3	LRGE-ATSR-0526

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Deborah D. McWhinney, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Deborah D. McWhinney as the Audit Committee’s financial expert. Deborah D. McWhinney is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending March 31, 2025 and March 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $145,352 in March 31, 2025 and $94,119 in March 31, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in March 31, 2025 and $0 in March 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $72,000 in March 31, 2025 and $50,000 in March 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in March 31, 2025 and $0 in March 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $1,315,528 in March 31, 2025 and $2,444,477 in March 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ClearBridge ETFs
Financial Statements and Other Important Information
Annual | March 31, 2026

Franklin ClearBridge Enhanced Income ETF
ClearBridge Large Cap Growth Select ETF
If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedules of Investments
March 31, 2026
 Franklin ClearBridge Enhanced Income ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.1%
Communication Services — 9.9%
Diversified Telecommunication Services — 2.3%
Comcast Corp., Class A Shares	116,905	$3,356,343
Entertainment — 0.7%
Walt Disney Co.	10,275	990,304
Interactive Media & Services — 4.7%
Alphabet Inc., Class A Shares	14,839	4,267,103
Meta Platforms Inc., Class A Shares	4,252	2,432,697
Total Interactive Media & Services		6,699,800
Wireless Telecommunication Services — 2.2%
T-Mobile US Inc.	14,648	3,076,519

Total Communication Services		14,122,966
Consumer Discretionary — 2.9%
Specialty Retail — 2.9%
Home Depot Inc.	5,794	1,905,589
Industria de Diseno Textil SA, ADR	159,921	2,301,263

Total Consumer Discretionary		4,206,852
Consumer Staples — 8.5%
Beverages — 2.5%
Coca-Cola Co.	36,315	2,761,756
Diageo PLC, ADR	10,070	749,711
Total Beverages		3,511,467
Food Products — 2.9%
Nestle SA, ADR	42,207	4,182,714
Household Products — 1.1%
Procter & Gamble Co.	11,190	1,616,283
Personal Care Products — 2.0%
Unilever PLC, ADR	49,176	2,801,557

Total Consumer Staples		12,112,021
Energy — 8.4%
Oil, Gas & Consumable Fuels — 8.4%
Exxon Mobil Corp.	31,960	5,422,334
Williams Cos. Inc.	91,790	6,680,477

Total Energy		12,102,811
Financials — 16.5%
Banks — 3.8%
JPMorgan Chase & Co.	11,292	3,321,655
PNC Financial Services Group Inc.	9,962	2,072,992
Total Banks		5,394,647
Capital Markets — 1.5%
Blackstone Inc.	19,268	2,215,627
Consumer Finance — 1.3%
Capital One Financial Corp.	9,858	1,798,395
Financial Services — 4.3%
Apollo Global Management Inc.	34,576	3,852,458
Visa Inc., Class A Shares	7,832	2,367,144
Total Financial Services		6,219,602
See Notes to Financial Statements.

ClearBridge ETFs 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin ClearBridge Enhanced Income ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — 5.6%
Marsh & McLennan Cos. Inc.	17,781	$3,084,114
MetLife Inc.	34,125	2,413,320
Travelers Cos. Inc.	8,620	2,514,282
Total Insurance		8,011,716

Total Financials		23,639,987
Health Care — 12.2%
Health Care Equipment & Supplies — 2.2%
Becton Dickinson & Co.	20,184	3,173,530
Health Care Providers & Services — 2.3%
CVS Health Corp.	33,123	2,378,894
UnitedHealth Group Inc.	3,294	891,323
Total Health Care Providers & Services		3,270,217
Life Sciences Tools & Services — 0.6%
Waters Corp.	2,736	814,781 *
Pharmaceuticals — 7.1%
AstraZeneca PLC	10,512	2,073,177
Haleon PLC, ADR	285,125	2,854,101
Johnson & Johnson	11,512	2,813,993
Roche Holding AG, ADR	48,760	2,423,860
Total Pharmaceuticals		10,165,131

Total Health Care		17,423,659
Industrials — 11.9%
Aerospace & Defense — 2.4%
L3Harris Technologies Inc.	5,824	2,010,154
RTX Corp.	7,741	1,493,239
Total Aerospace & Defense		3,503,393
Commercial Services & Supplies — 1.7%
Waste Management Inc.	10,451	2,401,535
Ground Transportation — 3.6%
Old Dominion Freight Line Inc.	9,613	1,878,380
Union Pacific Corp.	13,250	3,214,715
Total Ground Transportation		5,093,095
Industrial Conglomerates — 1.3%
Honeywell International Inc.	8,272	1,869,720
Machinery — 1.0%
Otis Worldwide Corp.	17,820	1,373,566
Professional Services — 1.9%
Automatic Data Processing Inc.	13,456	2,733,990

Total Industrials		16,975,299
Information Technology — 13.7%
Electronic Equipment, Instruments & Components — 1.4%
TE Connectivity PLC	9,558	1,997,813
Semiconductors & Semiconductor Equipment — 6.9%
Broadcom Inc.	13,347	4,131,030
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,344	1,468,055
Texas Instruments Inc.	21,980	4,267,197
Total Semiconductors & Semiconductor Equipment		9,866,282
See Notes to Financial Statements.

ClearBridge ETFs 2026 Annual Report

 Franklin ClearBridge Enhanced Income ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Software — 3.7%
	Microsoft Corp.	14,137	$5,233,093
Technology Hardware, Storage & Peripherals — 1.7%
	Apple Inc.	9,684	2,457,703

Total Information Technology			19,554,891
Materials — 7.4%
Chemicals — 4.9%
	Air Products & Chemicals Inc.	14,221	4,131,058
	Linde PLC	5,840	2,895,239
Total Chemicals			7,026,297
Construction Materials — 1.6%
	Vulcan Materials Co.	8,578	2,335,789
Metals & Mining — 0.9%
	Freeport-McMoRan Inc.	22,051	1,296,158

Total Materials			10,658,244
Real Estate — 3.8%
Specialized REITs — 3.8%
	American Tower Corp.	13,058	2,253,549
	Public Storage	11,968	3,241,892

Total Real Estate			5,495,441
Utilities — 3.9%
Electric Utilities — 1.1%
	PG&E Corp.	85,929	1,509,773
Multi-Utilities — 2.8%
	DTE Energy Co.	7,694	1,125,017
	Sempra	30,315	2,945,708
Total Multi-Utilities			4,070,725

Total Utilities			5,580,498
Total Investments before Short-Term Investments (Cost — $130,095,981)			141,872,669
	Rate
Short-Term Investments — 0.9%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost — $1,315,210)	3.508%	1,315,210	1,315,210 (a)
Total Investments — 100.0% (Cost — $131,411,191)			143,187,879
Liabilities in Excess of Other Assets — (0.0)%††			(69,146)
Total Net Assets — 100.0%			$143,118,733

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Financial Statements.

ClearBridge ETFs 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin ClearBridge Enhanced Income ETF
At March 31, 2026, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
S&P 500 Index, Call	4/2/26	$7,140.000	28	$18,279,856	$(0)(a)
S&P 500 Index, Call	4/10/26	7,030.000	36	23,502,672	(1,512)
S&P 500 Index, Call	4/17/26	7,005.000	36	23,502,672	(4,140)
S&P 500 Index, Call	4/24/26	6,890.000	37	24,155,524	(41,699)
S&P 500 Index, Call	5/1/26	6,810.000	37	24,155,524	(142,561)
Total Exchange-Traded Written Options (Premiums received — $513,003)					$(189,912)

(a)	Value is less than $1.
See Notes to Financial Statements.

ClearBridge ETFs 2026 Annual Report

 ClearBridge Large Cap Growth Select ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.2%
Communication Services — 11.9%
Entertainment — 4.5%
Netflix Inc.	186,853	$17,965,916 *
Interactive Media & Services — 7.4%
Meta Platforms Inc., Class A Shares	51,961	29,728,447

Total Communication Services		47,694,363
Consumer Discretionary — 17.5%
Automobiles — 4.8%
Tesla Inc.	51,112	19,000,886 *
Broadline Retail — 8.0%
Amazon.com Inc.	153,439	31,956,741 *
Hotels, Restaurants & Leisure — 4.7%
Airbnb Inc., Class A Shares	94,678	11,955,938 *
Chipotle Mexican Grill Inc.	217,042	6,947,514 *
Total Hotels, Restaurants & Leisure		18,903,452

Total Consumer Discretionary		69,861,079
Consumer Staples — 1.9%
Beverages — 1.9%
Monster Beverage Corp.	105,089	7,614,749 *

Financials — 7.8%
Capital Markets — 1.2%
Blackstone Inc.	43,244	4,972,628
Financial Services — 4.4%
Visa Inc., Class A Shares	58,171	17,581,603
Insurance — 2.2%
Marsh & McLennan Cos. Inc.	50,876	8,824,442

Total Financials		31,378,673
Health Care — 7.1%
Biotechnology — 1.8%
Vertex Pharmaceuticals Inc.	16,000	7,144,640 *
Health Care Equipment & Supplies — 2.8%
Intuitive Surgical Inc.	24,646	11,361,559 *
Life Sciences Tools & Services — 2.5%
Thermo Fisher Scientific Inc.	19,960	9,810,939

Total Health Care		28,317,138
Industrials — 5.2%
Electrical Equipment — 3.4%
Eaton Corp. PLC	37,450	13,394,742
Machinery — 1.8%
Parker-Hannifin Corp.	8,067	7,221,901

Total Industrials		20,616,643
Information Technology — 43.8%
Semiconductors & Semiconductor Equipment — 22.5%
ASML Holding NV, Registered Shares	9,237	12,200,507
NVIDIA Corp.	374,697	65,347,158
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	36,596	12,367,618
Total Semiconductors & Semiconductor Equipment		89,915,283
See Notes to Financial Statements.

ClearBridge ETFs 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 ClearBridge Large Cap Growth Select ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Software — 12.1%
	Datadog Inc., Class A Shares	32,395	$3,824,229 *
	Intuit Inc.	17,600	7,609,888
	Oracle Corp.	71,989	10,590,302
	Palo Alto Networks Inc.	80,222	12,861,191 *
	ServiceNow Inc.	52,282	5,466,083 *
	Synopsys Inc.	20,531	8,140,131 *
Total Software			48,491,824
Technology Hardware, Storage & Peripherals — 9.2%
	Apple Inc.	145,375	36,894,721

Total Information Technology			175,301,828
Materials — 3.0%
Chemicals — 3.0%
	Linde PLC	8,076	4,003,758
	Sherwin-Williams Co.	25,283	8,104,465

Total Materials			12,108,223
Total Investments before Short-Term Investments (Cost — $318,448,886)			392,892,696
	Rate
Short-Term Investments — 1.9%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost — $7,375,639)	3.508%	7,375,639	7,375,639 (a)
Total Investments — 100.1% (Cost — $325,824,525)			400,268,335
Liabilities in Excess of Other Assets — (0.1)%			(269,627)
Total Net Assets — 100.0%			$399,998,708

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Financial Statements.

ClearBridge ETFs 2026 Annual Report

Statements of Assets and Liabilities
March 31, 2026

	Franklin ClearBridge Enhanced Income ETF	ClearBridge Large Cap Growth Select ETF
Assets:
Investments, at value (Cost — $131,411,191 and $325,824,525, respectively)	$143,187,879	$400,268,335
Dividends receivable	175,932	75,522
Receivable for securities sold	—	9,297,167
Total Assets	143,363,811	409,641,024
Liabilities:
Written options, at value (premiums received — $513,003 and 0, respectively)	189,912	—
Investment management fee payable	55,166	161,673
Payable for securities purchased	—	9,480,643
Total Liabilities	245,078	9,642,316
Total Net Assets	$143,118,733	$399,998,708
Net Assets:
Par value (Note 5)	$27	$53
Paid-in capital	131,764,119	350,015,232
Total distributable earnings (loss)	11,354,587	49,983,423
Total Net Assets	$143,118,733	$399,998,708
Shares Outstanding	2,650,000	5,313,748
Net Asset Value	$54.01	$75.28
See Notes to Financial Statements.

ClearBridge ETFs 2026 Annual Report

Statements of Operations
For the Year Ended March 31, 2026

	Franklin ClearBridge Enhanced Income ETF	ClearBridge Large Cap Growth Select ETF
Investment Income:
Dividends	$2,558,253	$1,976,179
Less: Foreign taxes withheld	(58,893)	(43,660)
Total Investment Income	2,499,360	1,932,519
Expenses:
Investment management fee (Note 2)	526,549	1,982,786
Total Expenses	526,549	1,982,786
Net Investment Income (Loss)	1,972,811	(50,267)
Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	6,430,437	45,068,500
Written options	(158,671)	—
Foreign currency transactions	896	—
Net Realized Gain	6,272,662	45,068,500
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	2,310,971	(12,118,659)
Written options	114,802	—
Foreign currencies	(76)	—
Change in Net Unrealized Appreciation (Depreciation)	2,425,697	(12,118,659)
Net Gain on Investments, Written Options and Foreign Currency Transactions	8,698,359	32,949,841
Increase in Net Assets From Operations	$10,671,170	$32,899,574
See Notes to Financial Statements.

ClearBridge ETFs 2026 Annual Report

Statements of Changes in Net Assets
Franklin ClearBridge Enhanced Income ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$1,972,811	$915,288
Net realized gain	6,272,662	2,129,448
Change in net unrealized appreciation (depreciation)	2,425,697	3,526,478
Increase in Net Assets From Operations	10,671,170	6,571,214
Distributions to Shareholders From (Note 1):
Total distributable earnings	(7,330,888)	(762,989)
Decrease in Net Assets From Distributions to Shareholders	(7,330,888)	(762,989)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (800,000 and 1,200,000 shares issued, respectively)	44,427,351	60,515,382
Cost of shares repurchased (150,000 and 150,000 shares repurchased, respectively)	(8,035,790)	(7,780,136)
Increase in Net Assets From Fund Share Transactions	36,391,561	52,735,246
Increase in Net Assets	39,731,843	58,543,471
Net Assets:
Beginning of year	103,386,890	44,843,419
End of year	$143,118,733	$103,386,890
See Notes to Financial Statements.

ClearBridge ETFs 2026 Annual Report

Statements of Changes in Net Assets (cont’d)
ClearBridge Large Cap Growth Select ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income (loss)	$(50,267)	$1,029,471
Net realized gain (loss)	45,068,500	(3,223,923)
Change in net unrealized appreciation (depreciation)	(12,118,659)	11,383,255
Increase in Net Assets From Operations	32,899,574	9,188,803
Distributions to Shareholders From (Note 1):
Total distributable earnings	(550,009)	(700,001)
Decrease in Net Assets From Distributions to Shareholders	(550,009)	(700,001)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (2,050,000 and 500,000 shares issued, respectively)	161,007,196	36,056,914
Cost of shares repurchased (2,200,000 and 200,133 shares repurchased, respectively)	(174,208,143)	(14,367,182)
Net assets of shares issued in connection with merger (0 and 1,813,881 shares issued, respectively) (Note 6)	—	125,493,889
Increase (Decrease) in Net Assets From Fund Share Transactions	(13,200,947)	147,183,621
Increase in Net Assets	19,148,618	155,672,423
Net Assets:
Beginning of year	380,850,090	225,177,667
End of year	$399,998,708	$380,850,090
See Notes to Financial Statements.

ClearBridge ETFs 2026 Annual Report

Financial Highlights
Franklin ClearBridge Enhanced Income ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1,2]	2021[1,3]
Net asset value, beginning of year	$51.69	$47.20	$39.71	$42.27	$41.01	$34.97
Income (loss) from operations:
Net investment income	0.94	0.88	0.79	0.75	0.24	0.44
Net realized and unrealized gain (loss)	4.94	4.38	7.44	(2.60)	1.30	6.06
Total income (loss) from operations	5.88	5.26	8.23	(1.85)	1.54	6.50
Less distributions from:
Net investment income	(3.56)	(0.77)	(0.74)	(0.71)	(0.28)	(0.46)
Total distributions	(3.56)	(0.77)	(0.74)	(0.71)	(0.28)	(0.46)
Net asset value, end of year	$54.01	$51.69	$47.20	$39.71	$42.27	$41.01
Total return, based on NAV[4]	11.64%	11.20%	20.95%	(4.27)%	3.75%	18.69%
Net assets, end of year (000s)	$143,119	$103,387	$44,843	$29,782	$21,133	$20,504
Ratios to average net assets:
Gross expenses	0.47%	0.47%	0.58%[5]	0.59%	0.59%[6]	0.59%
Net expenses	0.47	0.47	0.58 [5]	0.59	0.59 [6]	0.59
Net investment income	1.76	1.78	1.86	1.92	1.75 [6]	1.12
Portfolio turnover rate[7]	40%	45%	17%	18%	6%	9%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period December 1, 2021 through March 31, 2022.
[3]	For the year ended November 30.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]
Effective March 1, 2024, the Fund’s management fee was reduced to 0.47%. Prior to March 1, 2024, the Fund paid a fee equal to an annual rate of 0.59% of the value of the average daily net assets of the Fund.

[6]	Annualized.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

ClearBridge ETFs 2026 Annual Report

Financial Highlights (cont’d)
ClearBridge Large Cap Growth Select ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1,2]	2021[1,3]
Net asset value, beginning of year	$69.70	$67.22	$47.67	$53.73	$60.55	$48.84
Income (loss) from operations:
Net investment income (loss)	(0.01)	0.21	0.11	0.08	0.00 [4]	0.04
Net realized and unrealized gain (loss)	5.69	2.40	19.50	(5.32)	(6.09)	11.85
Total income (loss) from operations	5.68	2.61	19.61	(5.24)	(6.09)	11.89
Less distributions from:
Net investment income	(0.10)	(0.13)	(0.06)	(0.07)	(0.01)	(0.18)
Net realized gains	—	—	—	(0.75)	(0.72)	—
Total distributions	(0.10)	(0.13)	(0.06)	(0.82)	(0.73)	(0.18)
Net asset value, end of year	$75.28	$69.70	$67.22	$47.67	$53.73	$60.55
Total return, based on NAV[5]	8.14%	3.87%	41.17%	(9.48)%	(10.21)%	24.44%
Net assets, end of year (millions)	$400	$381	$225	$131	$223	$182
Ratios to average net assets:
Gross expenses	0.47%	0.48%[6]	0.58%[6,7]	0.59%	0.59%[8]	0.59%
Net expenses	0.47	0.48 [6]	0.58 [6,7]	0.59	0.59 [8]	0.59
Net investment income (loss)	(0.01)	0.29	0.20	0.19	0.02 [8]	0.07
Portfolio turnover rate[9]	38%	18%	12%	17%	9%	18%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period December 1, 2021 through March 31, 2022.
[3]	For the year ended November 30.
[4]	Amount represents less than $0.005 or greater than $(0.005) per share.
[5]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]
Expense ratios are including reorganization expenses that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.47% and 0.47%, respectively, for the year ended March 31, 2025, and 0.57% and 0.57%, respectively, for the year ended
March 31, 2024.

[7]
Effective March 1, 2024, the Fund’s management fee was reduced to 0.47%. Prior to March 1, 2024, the Fund paid a fee equal to an annual rate of 0.59% of the value of the average daily net assets of the Fund.

[8]	Annualized.
[9]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

ClearBridge ETFs 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Franklin ClearBridge Enhanced Income ETF (“Enhanced Income ETF’’) and ClearBridge Large Cap Growth Select ETF (“Large Cap Growth Select ETF”) (formerly ClearBridge Large Cap Growth ESG ETF) (the “Funds”) are separate investment series of Legg Mason ETF Investment Trust (the “Trust”). Enhanced Income ETF is a separate diversified investment series of the Trust. Large Cap Growth Select ETF is a separate non-diversified investment series of the Trust. The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are actively managed exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Funds are listed and traded at market prices on NASDAQ. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculate its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not

ClearBridge ETFs 2026 Annual Report

Notes to Financial Statements (cont’d)
limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
Enhanced Income ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$141,872,669	—	—	$141,872,669
Short-Term Investments†	1,315,210	—	—	1,315,210
Total Investments	$143,187,879	—	—	$143,187,879
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:	$189,912	—	—	$189,912

†	See Schedules of Investments for additional detailed categorizations.
Large Cap Growth Select ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$392,892,696	—	—	$392,892,696
Short-Term Investments†	7,375,639	—	—	7,375,639
Total Investments	$400,268,335	—	—	$400,268,335

†	See Schedules of Investments for additional detailed categorizations.

ClearBridge ETFs 2026 Annual Report

(b) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Foreign investment risks. The Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Funds is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

ClearBridge ETFs 2026 Annual Report

Notes to Financial Statements (cont’d)
(g) Distributions to shareholders. Large Cap Growth Select ETF distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. For Enhanced Income ETF, distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.
Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2026, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. In some cases, the Funds may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statements of Assets and Liabilities and dividend income in the Statements of Operations. In many cases, however, the Funds may not receive such amounts for an extended period of time, depending on the country of investment.
(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
Enhanced Income ETF(a)	$(1,259,068)	$1,259,068
Large Cap Growth Select ETF(b)	(45,115,872)	45,115,872
(a)
Reclassifications are due to book/tax differences in the treatment of an in-kind distribution of securities, a taxable overdistribution, and book/tax differences in the treatment of various items.
(b)
Reclassifications are due to a book/tax differences in the treatment of an in-kind distribution of securities.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is each Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is each Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Effective February 28, 2025, pursuant to a new sub-advisory agreement, Franklin Managed Options Strategies, LLC (“Franklin MOST”) became a subadviser to Enhanced Income ETF, providing the day-to-day portfolio management of the options overlay portion of the portfolio. Franklin MOST is an indirect, wholly owned subsidiary of Franklin Resources.
On December 31, 2025, the investment management services provided by Franklin MOST, and the personnel of Franklin MOST who provided such services to Enhanced Income ETF, were transferred to O’Shaughnessy Asset Management, LLC (“OSAM”), also an indirect, wholly owned subsidiary of Franklin Resources. OSAM assumed the duties and obligations of Franklin MOST under the sub-advisory agreement between FTFA and Franklin MOST with respect to Enhanced Income ETF.
FTFA provides administrative and certain oversight services to the Funds. FTFA delegates to the subadviser the day-to-day portfolio management of the Funds. Each Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to FTFA under the investment management agreement.
Under the investment management agreement and subject to the general supervision of the Funds’ Board, FTFA as to each Fund provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure.

ClearBridge ETFs 2026 Annual Report

Each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets as follows:

Annualized Fee Rate
Enhanced Income ETF	0.47%
Large Cap Growth Select ETF	0.47%
FTFA pays ClearBridge and OSAM each a fee monthly as compensation for their subadvisory services to Enhanced Income ETF. With respect to Large Cap Growth Select ETF, FTFA pays to ClearBridge a fee monthly as compensation for subadvisory services equal to 70% of the management fee paid to FTFA by Large Cap Growth Select ETF, net of (i) all fees and expenses incurred by FTFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to Large Cap Growth Select ETF) and (ii) expense waivers, if any, and reimbursements. In no event shall the subadvisory fee be less than zero. FTFA also pays Western Asset 0.02% of the portion of each Fund’s respective average daily net assets that are allocated to Western Asset by FTFA, net of expense waivers, if any, and reimbursements.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Funds on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, each Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Funds, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Enhanced Income ETF	$44,624,806	$48,678,959
Large Cap Growth Select ETF	283,032,067	156,596,680
During the year ended March 31, 2026, in-kind transactions (Note 5) were as follows:

	Contributions	Redemptions	Realized Gain (Loss)*
Enhanced Income ETF	$43,033,067	$7,780,479	$2,130,526
Large Cap Growth Select ETF	31,779,546	164,371,157	45,995,645

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.
The in-kind contributions and in-kind redemptions shown in this table may not agree with the Funds’ Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of each Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.
At March 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Enhanced Income ETF
	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$131,833,216	$15,954,233	$(4,599,570)	$11,354,663
Written options	(513,003)	330,627	(7,536)	323,091

	Large Cap Growth Select ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$327,510,030	$94,306,012	$(21,547,707)	$72,758,305

ClearBridge ETFs 2026 Annual Report

Notes to Financial Statements (cont’d)
4. Derivative instruments and hedging activities
Enhanced Income ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2026.

LIABILITY DERIVATIVES[1]
Equity Risk
Written options	$189,912

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Written options	$(158,671)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Written options	$114,802
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Written options	$251,038

*	Based on the average of the market values at each month-end during the period.
Large Cap Growth Select ETF
During the year ended March 31, 2026, the Fund did not invest in derivative instruments.
5. Fund share transactions
At March 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each Fund’s shares are issued and redeemed by the Funds only in Creation Units or Creation Unit aggregations, where 50,000 shares of each Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of each Fund on the transaction date. Transactions in capital shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Transfer of net assets
On June 14, 2024, Large Cap Growth Select ETF acquired the assets and liabilities of ClearBridge All Cap Growth ESG ETF (the “Acquired Fund”), pursuant to a plan of reorganization approved by the Board of both the Acquired Fund and Large Cap Growth Select ETF. Total shares issued by Large Cap Growth Select ETF and the total net assets of the Acquired Fund and Large Cap Growth Select ETF on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Acquired Fund	Total Net Assets of the Fund
ClearBridge All Cap Growth ESG ETF	1,813,881	$125,493,889	$242,148,585

ClearBridge ETFs 2026 Annual Report

As part of the reorganization, for each common share they held, shareholders of the Acquired Fund received 0.771864 common shares of Large Cap Growth Select ETF. Large Cap Growth Select ETF did not issue any fractional shares to shareholders of the Acquired Fund. In lieu thereof, Large Cap Growth Select ETF purchased all fractional shares at the current net asset value of the shares and remitted the cash proceeds to former shareholders of the Acquired Fund in proportion to their fractional shares.
The total net assets of the Acquired Fund before the acquisition included unrealized appreciation of $33,607,978, accumulated net realized gain of $5,611,751 and overdistributed net investment income of $(62,976). Total net assets of Large Cap Growth Select ETF immediately after the transfer were $367,642,474. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
Proforma results of operations of the combined entity for the entire year ended March 31, 2025, as though the acquisition had occurred as of the beginning of the period (rather than on the actual acquisition date), are as follows:

Unaudited
Net investment income	$1,048,904
Net realized gain	3,605,036
Change in net unrealized appreciation	7,856,807
Increase in net assets from operations	$12,510,747
Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in Large Cap Growth Select ETF’s accompanying Statement of Operations since the close of business on June 14, 2024.
7. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal year ended March 31, 2026 was as follows:

	Enhanced Income ETF	Large Cap Growth Select ETF
Distributions paid from:
Ordinary income	$6,671,582	$550,009
Net long-term capital gains	659,306	—
Total distributions paid	$7,330,888	$550,009
The tax character of distributions paid during the fiscal period ended March 31, 2025 was as follows:

	Enhanced Income ETF	Large Cap Growth Select ETF
Distributions paid from:
Ordinary income	$762,989	$700,001
As of March 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

	Enhanced Income ETF	Large Cap Growth Select ETF
Deferred capital losses*	—	$(22,719,089)
Other book/tax temporary differences	$(323,089)(a)	(55,793)(b)
Unrealized appreciation (depreciation)(c)	11,677,676	72,758,305
Total distributable earnings (loss) — net	$11,354,587	$49,983,423

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains (losses) on options contracts.
(b)	Other book/tax temporary differences are attributable to the deferral of certain late year losses for tax purposes.
(c)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.
8. Operating segments
Each Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Funds within the Funds’ investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Funds’ operating results and allocating resources in accordance with the Funds’ investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related Notes to Financial Statements. The Funds’

ClearBridge ETFs 2026 Annual Report

Notes to Financial Statements (cont’d)
Schedules of Investments provides details of the Funds’ investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

ClearBridge ETFs 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason ETF Investment Trust and Shareholders of Franklin ClearBridge Enhanced Income ETF and ClearBridge Large Cap Growth Select ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin ClearBridge Enhanced Income ETF and ClearBridge Large Cap Growth Select ETF (two of the funds constituting Legg Mason ETF Investment Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the four years in the period ended March 31, 2026, the period December 1, 2021 through March 31, 2022 and the year ended November 30, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the four years in the period ended March 31, 2026, the period December 1, 2021 through March 31, 2022 and the year ended November 30, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
San Francisco, California
May 28, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

ClearBridge ETFs 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2026:

	Pursuant to:	Enhanced Income ETF	Large Cap Growth Select ETF
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$659,306	—
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$1,691,727	$1,153,510
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$2,270,728	$1,418,326
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$5	$31
Qualified Business Income Dividends Earned	§199A	$165,156	$36,043
Section 163(j) Interest Earned	§163(j)	$5	$47

ClearBridge ETFs

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.

ClearBridge ETFs

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ClearBridge ETFs
Trustees
Alison J. Baumann
Rohit Bhagat
Chair
Deborah D. McWhinney
Patrick O’Connor
Anantha K. Pradeep
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
ClearBridge Investments, LLC
O’Shaughnessy Asset Management, LLC†
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
†
Effective December 31, 2025, investment management services provided by Franklin Managed Options Strategies, LLC were transferred to O’Shaughnessy Asset Management, LLC.
ClearBridge ETFs
Franklin ClearBridge Enhanced Income ETF
ClearBridge Large Cap Growth Select ETF
The Funds are separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.
ClearBridge ETFs
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at (800) DIAL BEN/342-5236.
Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at (800) DIAL BEN/342-5236, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin ClearBridge Enhanced Income ETF and ClearBridge Large Cap Growth Select ETF. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.
Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

CBETF-AFSOI 5/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	June 03, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	June 03, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	June 03, 2026